Impairment (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	$ (122)	$ 18
Impairment charges (reversal), taxation	36
Non-controlling interests	0
Net impairment (charges)/reversals in the income statement	(86)	55
Impairment (charges)/reversals of consolidated balances	(122)	41
Impairment charges related to EAUs (pre-tax)	0	(35)
Taxation	36	49
Rio Tinto Iron and Titanium Quebec Operations ("RTITQO") | Minerals
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	(122)	0
Impairment charges (reversal), taxation	36
Non-controlling interests	0
Net impairment (charges)/reversals in the income statement	(86)
Tiwai Point | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	0	41
Impairment charges (reversal), taxation	0
Non-controlling interests	0
Net impairment (charges)/reversals in the income statement	0
Porto Trombetas (MRN) | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	0	(23)
Impairment charges (reversal), taxation	0
Non-controlling interests	0
Net impairment (charges)/reversals in the income statement	0
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	(122)	41
Share of profit after tax of equity accounted units
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	$ 0	$ (23)